Financial investments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial investments	R$ 7,707,745	R$ 3,699,694
Financial investments	7,707,745	3,699,694
Banco B V [Member]
IfrsStatementLineItems [Line Items]
Financial investments	169	298
Banco Bradesco [Member]
IfrsStatementLineItems [Line Items]
Financial investments	1,118,026	1,442,159
Banco Santander S A [Member]
IfrsStatementLineItems [Line Items]
Financial investments	3,699,510	1,194,678
Banco B T G Pactual S A [Member]
IfrsStatementLineItems [Line Items]
Financial investments	2,132,826	226,819
Banco Do Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Financial investments	97,709	7,020
Brazilian Federal Savings Banks [Member]
IfrsStatementLineItems [Line Items]
Financial investments	30,206	828,720
X P Investimentos [Member]
IfrsStatementLineItems [Line Items]
Financial investments	215,002
Banco Citibank [Member]
IfrsStatementLineItems [Line Items]
Financial investments	R$ 414,297